Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000166439
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Mid Cap Core Equity Fund
Class Name	Investor Class
Trading Symbol	TQSMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as HVAC service provider Comfort Systems—contributed most to relative performance. Stock choices in the financials and consumer discretionary sectors also supported relative outperformance, as did a sector underweight in the latter.

  Conversely, stock selection in the information technology sector—largely driven by our underweight position in flash memory products maker Sandisk—detracted the most from relative performance. However, a sector overweight reduced some of this disadvantage. Stock choices in real estate also hurt relative results, but to a much lesser degree. A real estate sector underweight was advantageous.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (Investor Class)	12.74%	11.06%	12.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 2500 Index (Strategy Benchmark)	11.91	7.26	11.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,100,930,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 4,955,000
InvestmentCompanyPortfolioTurnover	48.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,100,930 Number of Portfolio Holdings344
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.8%
Financials	18.5
Information Technology	17.1
Health Care	14.7
Consumer Discretionary	8.8
Real Estate	4.9
Energy	4.3
Materials	3.9
Utilities	1.9
Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Textron	1.0%
Tenet Healthcare	0.9
Acuity	0.9
TechnipFMC	0.9
Popular	0.9
nVent Electric	0.8
Rambus	0.8
Webster Financial	0.8
Axis Capital Holdings	0.8
RenaissanceRe Holdings	0.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166440
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Mid Cap Core Equity Fund
Class Name	Advisor Class
Trading Symbol	TQSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as HVAC service provider Comfort Systems—contributed most to relative performance. Stock choices in the financials and consumer discretionary sectors also supported relative outperformance, as did a sector underweight in the latter.

  Conversely, stock selection in the information technology sector—largely driven by our underweight position in flash memory products maker Sandisk—detracted the most from relative performance. However, a sector overweight reduced some of this disadvantage. Stock choices in real estate also hurt relative results, but to a much lesser degree. A real estate sector underweight was advantageous.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (Advisor Class)	12.42%	10.76%	12.16%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 2500 Index (Strategy Benchmark)	11.91	7.26	11.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,100,930,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 4,955,000
InvestmentCompanyPortfolioTurnover	48.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,100,930 Number of Portfolio Holdings344
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.8%
Financials	18.5
Information Technology	17.1
Health Care	14.7
Consumer Discretionary	8.8
Real Estate	4.9
Energy	4.3
Materials	3.9
Utilities	1.9
Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Textron	1.0%
Tenet Healthcare	0.9
Acuity	0.9
TechnipFMC	0.9
Popular	0.9
nVent Electric	0.8
Rambus	0.8
Webster Financial	0.8
Axis Capital Holdings	0.8
RenaissanceRe Holdings	0.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166441
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Mid Cap Core Equity Fund
Class Name	I Class
Trading Symbol	TQSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to the small-/mid-cap Russell 2500 Index, stock selection in the industrials and business services sector—such as HVAC service provider Comfort Systems—contributed most to relative performance. Stock choices in the financials and consumer discretionary sectors also supported relative outperformance, as did a sector underweight in the latter.

  Conversely, stock selection in the information technology sector—largely driven by our underweight position in flash memory products maker Sandisk—detracted the most from relative performance. However, a sector overweight reduced some of this disadvantage. Stock choices in real estate also hurt relative results, but to a much lesser degree. A real estate sector underweight was advantageous.

  The fund seeks long-term capital growth by investing primarily in common stocks of small- and mid-cap U.S. companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of smaller companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund (I Class)	12.93%	11.27%	12.67%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 2500 Index (Strategy Benchmark)	11.91	7.26	11.40

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,100,930,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 4,955,000
InvestmentCompanyPortfolioTurnover	48.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,100,930 Number of Portfolio Holdings344
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.8%
Financials	18.5
Information Technology	17.1
Health Care	14.7
Consumer Discretionary	8.8
Real Estate	4.9
Energy	4.3
Materials	3.9
Utilities	1.9
Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Textron	1.0%
Tenet Healthcare	0.9
Acuity	0.9
TechnipFMC	0.9
Popular	0.9
nVent Electric	0.8
Rambus	0.8
Webster Financial	0.8
Axis Capital Holdings	0.8
RenaissanceRe Holdings	0.8

Updated Prospectus Web Address	www.troweprice.com/paperless